Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	0000797920
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000246537 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Z shares returned 1.37%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Z	1.37%	0.53%	1.80%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 864,000,000
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,959,420
Investment Company Portfolio Turnover	16.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective March 29, 2025, BNY Mellon Investment Adviser, Inc., the Fund’s adviser, terminated the Class Z waiver agreement.
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000130310 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DNYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Y shares returned 1.56%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Y	1.56%	0.76%	2.03%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 864,000,000
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,959,420
Investment Company Portfolio Turnover	16.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Sector Allocation (Based on Net Assets)
C000073393 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class I shares returned 1.46%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class I	1.46%	0.73%	2.02%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 864,000,000
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,959,420
Investment Company Portfolio Turnover	16.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Sector Allocation (Based on Net Assets)
C000000144 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	PNYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.71%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class C shares returned 0.26%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-0.72%	*	-0.31%	0.99%
without Deferred Sales Charge	0.26%		-0.31%	0.99%
Bloomberg U.S. Municipal Bond Index	2.64%		0.91%	2.41%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 864,000,000
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,959,420
Investment Company Portfolio Turnover	16.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Sector Allocation (Based on Net Assets)
C000000142 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	PSNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class A shares returned 1.21%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-3.34%	-0.45%	1.31%
without Sales Charge	1.21%	0.48%	1.78%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 864,000,000
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 3,959,420
Investment Company Portfolio Turnover	16.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Sector Allocation (Based on Net Assets)